Revenue, Other Income and Gains - Schedule of Other Income and Gains (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Other Income and Gains [Abstract]
Bank interest income	¥ 82,125	$ 11,744	¥ 37,840	¥ 32,409
Government grants related to income	14,496	2,073	9,073	19,358
Foreign exchange gain, net			6,694	1,621
Rental income	4,989	713	2,324	400
Fair value gain on derivative financial instruments				2,822
Gain on disposal of items of property, plant and equipment				4
Others	1,885	270	1,428	2,702
Total other income and gains	¥ 103,495	$ 14,800	¥ 57,359	¥ 59,316